Other information by nature (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Disclosure of detailed information about leases for lessee	Amounts recognized within Profit before taxes were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Depreciation of right-of-use assets	€677	€607	€555
Interest expense on lease liabilities	64	63	63
Variable lease payments not included in the measurement of lease liabilities	3	3	5
Income from sub-leasing right-of-use assets	(138)	(109)	(108)
Expenses relating to short-term leases and to leases of low-value assets	219	111	107
Gains arising from sale and leaseback transactions	(248)	(155)	(119)
Total expense recognized in Net profit	€577	€520	€503